Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of property and equipment useful life

Towers and tower equipment Base station towers (including civil costs and overheads)
• Base station equipment (including civil costs and overheads)	10-20 years
• Base station equipment (other equipment)	15 years
• Base station equipment (rectifier and solar power)	10 years
• Base station equipment (alarm and battery)	3-5 years
• Base station equipment (generator & generator overhaul)	1-3 years
• Base station equipment (base transmission equipment)	8-10 years
Fiber assets
• Fixed line network equipment (including civil works, duct system, cable system and survey costs)	25 years
• Outdoor cabinet	10 years
Land and buildings, furniture and office equipment, and motor vehicles
• Office complex	40 years
• Furniture and office equipment	3 years
• Motor vehicles	4 years